DERIVATIVE FINANCIAL INSTRUMENTS -Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of derivative financial instruments [Abstract]
Hedged liability fair value hedge	£ (761)	£ 692
Fixed rate insurance liability, fair value hedge	(761)	(721)
Fixed rate bonds and mortgages, fair value hedge	0	0
Fixed rate bond asset, fair value hedge		29
Cash flow hedge gain loss to be reclassified within twelve months	£ 6	£ 101